Expenses by nature - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Gain from reversal of inventory impairment charges	$ 6,752	$ 6,752	$ 0